Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of Cash Flows [Abstract]
Dividends received	$ 11,583	$ 28,781